Subsequent Events (Details)			3 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 USD ($)	Jul. 31, 2024 shares	Feb. 29, 2024 shares
Subsequent Events (Details) [Line Items]
Initial business combination period						36 months
Shareholder sale (in Shares) | shares						22,500,000
Cash amount					$ 125,000,000	$ 125,000,000
Gross proceeds				$ 373,737			$ 1,299,934
Percentage of pro rata					1.00%
Investors purchase divided					$ 2,000,000	2,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Unsecured promissory notes	$ 286,259
EVOLUTION METALS LLC [Member]
Subsequent Events (Details) [Line Items]
Unsecured promissory note		$ 620,000	620,000							$ 250,000	$ 502,000
Cash amount		$ 25,000,000	$ 25,000,000		$ 25,000,000	$ 25,000,000
Aggregate convertible preferred units (in Shares) | shares		67,413,224	67,413,224		67,413,224	67,413,224
Preferred unit price (in Dollars per share) | $ / shares		$ 1	$ 1		$ 1	$ 1
Convertible preferred units issued (in Shares) | shares		7,050,000	7,050,000		35,230,022	35,230,022						3,500,000	1,000,000
CMR Merger Agreement [Member]
Subsequent Events (Details) [Line Items]
Cash amount					$ 50,000,000	$ 50,000,000
Related Party [Member] | EVOLUTION METALS LLC [Member]
Subsequent Events (Details) [Line Items]
Unsecured promissory note		$ 308,000	$ 308,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Unsecured promissory notes		$ 474,490
Subsequent Event [Member] | EVOLUTION METALS LLC [Member]
Subsequent Events (Details) [Line Items]
Aggregate convertible preferred units (in Shares) | shares		7,050,000	7,050,000
Preferred unit price (in Dollars per share) | $ / shares		$ 1	$ 1
Gross proceeds			$ 7,050,000
Subsequent Event [Member] | Related Party [Member] | EVOLUTION METALS LLC [Member]
Subsequent Events (Details) [Line Items]
Unsecured promissory note								$ 250,000
Subsequent Event [Member] | Related Party [Member] | EVOLUTION METALS LLC [Member]
Subsequent Events (Details) [Line Items]
Unsecured promissory note									$ 565,201
Subsequent Preferred Unit [Member] | EVOLUTION METALS LLC [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds					$ 5,050,000
Common shares (in Shares) | shares					1,010,000
Convertible preferred units issued (in Shares) | shares					5,050,000	5,050,000
Subsequent Preferred Unit [Member] | Maximum [Member] | EVOLUTION METALS LLC [Member]
Subsequent Events (Details) [Line Items]
Conversation ratio					5	5
Subsequent Preferred Unit [Member] | Minimum [Member] | EVOLUTION METALS LLC [Member]
Subsequent Events (Details) [Line Items]
Conversation ratio					1	1
One Subsequent Preferred Unit [Member] | EVOLUTION METALS LLC [Member]
Subsequent Events (Details) [Line Items]
Conversation ratio					1	1
Common shares (in Shares) | shares					2,000,000
Convertible preferred units issued (in Shares) | shares					2,000,000	2,000,000
One Subsequent Preferred Unit [Member] | Minimum [Member] | EVOLUTION METALS LLC [Member]
Subsequent Events (Details) [Line Items]
Conversation ratio					1	1